Consolidated Statements of Financial Position (Parentheticals) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	59,000,153	33,670,926
Ordinary shares, outstanding	59,000,153	33,670,926